UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23786

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StepStone Private Venture and Growth Fund
(Exact name of registrant as specified in charter)

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128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Robert W. Long
Chief Executive Officer
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

StepStone Private Venture and Growth Fund

Consolidated Financial Statements

For the Six Months Ended September 30, 2024

(unaudited)

Semi-Annual Report

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund or your financial intermediary. You may elect to receive all future reports, including your shareholder reports, in paper free of charge by contacting the Fund at 704-215-4300. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all StepStone Funds.

StepStone Private Venture and Growth Fund
Table of Contents For the Six Months Ended September 30, 2024

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (704) 215-4300; or through the Fund’s website at https://www.stepstonegroup.com/what-we-do/solutions-services/private-wealth-solutions/spring/; or both; and (ii) on the Commission’s website at http://www.sec.gov.

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Primary Direct Investments — 23.4%[1,2,3,4]
Europe — 2.0%
Monzo Bank Holding Group Limited (1,119,049 preferred shares)	*,5,6	Venture Capital	03/05/2024	$20,744,202
Total Europe				20,744,202

North America — 17.0%
AcuityMD, Inc. (229,474 preferred shares)	*,5	Venture Capital	04/12/2024	1,268,142
Altimeter Growth Co-Invest IV, L.P	*,9	Venture Capital	09/05/2024	29,424,174
Altimeter Growth Co-Invest V, L.P	*	Venture Capital	09/30/2024	22,579,800
ASA4 LLC	*	Venture Capital	06/12/2024	8,896,984
Caffeinated Capital Varda SPV II, LLC	*	Venture Capital	09/05/2024	3,900,000
Creatio Inc. (7,609 preferred shares)	*,5	Venture Capital	06/10/2024	778,806
CRV Select II-V, LP	*	Venture Capital	05/06/2024	9,630,590
Cube Planning Inc. (277,368 preferred shares)	*,5	Venture Capital	12/15/2023	1,431,302
Cyware Labs, Inc. (16,739 preferred shares)	*,5	Venture Capital	11/08/2023	188,612
Duplocloud, Inc. (153,459 preferred shares)	*,5	Venture Capital	11/01/2023	1,361,273
Ensemble Continuation Fund LLC — Series Saronic	*	Venture Capital	07/10/2024	4,558,614
FE IV Co-Invest FA, L.P.	*	Growth Equity	07/31/2024	4,646,271
Hello Cake, Inc. (2,457,331 preferred shares)	*,5	Venture Capital	02/15/2024	7,085,222
Ilumed Parent LLC (660 preferred shares)	*,5,7,9	Growth Equity	08/19/2024	4,746,562
NEA CH SPV, L.P.	*	Venture Capital	05/09/2024	1,950,619
Overhaul Group, Inc. (830,940 preferred shares)	*,5	Venture Capital	02/01/2023	17,390,245
Peak Topco Inc. (2,667 common shares)	*,5,9	Growth Equity	08/23/2024	2,666,667
Poolside, Inc. (160,443 preferred shares)	*,5	Venture Capital	07/11/2024	12,226,575
Rasa Technologies Inc. (361,126 preferred shares)	*,5	Venture Capital	12/06/2023	1,651,249
Redpoint Omega IV-C, L.P	*	Venture Capital	06/28/2024	2,224,814
RPIII FB Co-Invest LLC	*,7	Growth Equity	03/02/2023	4,049,000
Saronic Technologies, Inc. (344,578 preferred shares)	*,5	Venture Capital	07/11/2024	1,758,416
Standvast Holdings, LLC (792,605 preferred shares)	*,5	Venture Capital	07/14/2023	808,457
StepStone VC PVP Follow-On, LLC	*,10	Venture Capital	09/11/2024	48,477
Teamshares Inc. (5,714 preferred shares)	*,5	Venture Capital	06/20/2024	436,131
ThreatLocker, Inc. (286,919 preferred shares)	*,5	Venture Capital	04/08/2024	12,371,947
Transcend Inc. (265,808 preferred shares)	*,5	Venture Capital	12/29/2023	2,785,641
unitQ inc. (614,975 preferred shares)	*,5	Venture Capital	04/19/2024	2,536,280
X.AI Corp. (793,651 preferred shares)	*,5	Venture Capital	05/10/2024	9,500,002
Total North America				172,900,872

Rest of World — 4.4%
KA CT, LLC	*,8	Venture Capital	01/02/2024	2,190,000
KiranaKart Pte. Ltd. (41,101 preferred shares)	*,5	Venture Capital	08/24/2023	31,122,886
Lyka Wellness Pty Ltd (26,069 preferred shares)	*,5,6	Venture Capital	04/25/2023	2,699,264

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Primary Direct Investments (continued)
Rest of World (continued)
Rei do Pitaco Limited		Venture Capital	06/28/2024	$2,850,000
Zencity Technologies Ltd. (575,444 preferred shares)	*,5	Venture Capital	05/15/2024	5,852,957
Total Rest of World				44,715,107
Total Primary Direct Investments (Cost $208,873,320)				238,360,181

Primary Investment Funds — 0.4%[1,2,3,4]
North America — 0.4%
Silas Capital Partners II, L.P	*,9	Venture Capital	03/15/2024	4,464,171
Total North America				4,464,171
Total Primary Investment Funds (Cost $3,177,907)				4,464,171

Secondary Investments — 57.4%[1,2,3,4]
Europe — 0.6%
Monzo Bank Holding Group Limited (302,038 preferred shares)	*,5,6	Venture Capital	05/03/2024	5,598,984
Total Europe				5,598,984

North America — 56.3%
137 Holdings AI II, LLC	*	Venture Capital	02/21/2024	15,621,829
137 Holdings SXXI, LLC	*	Venture Capital	03/18/2024	14,431,732
8VC ANSF SPV I, LLC	*	Venture Capital	07/16/2024	3,613,856
8VC CHSB SPV, LLC	*	Venture Capital	08/02/2024	6,400,000
AH Parallel Fund IV-Q, L.P	*,8	Venture Capital	07/01/2023	223,220
Amaranth DC Holdings, LP		Growth Equity	02/23/2024	15,626,694
Andreessen Horowitz Fund IV-Q, L.P	*,8	Venture Capital	07/01/2023	686,930
Anduril Industries, Inc. (18,799 common shares)	*,5	Venture Capital	05/14/2024	408,626
Anduril Industries, Inc. (20,284 preferred shares)	*,5	Venture Capital	08/05/2024	537,526
Ardent GB Holdings, LP	*	Venture Capital	03/21/2024	2,723,400
Backend Capital, a series of Backend Capital, LP	*	Venture Capital	08/29/2023	1,246,934
Betaworks Ventures 1.0, LP	*,9	Venture Capital	01/24/2023	24,350,654
Betaworks Ventures 2.0, LP	*,9	Venture Capital	01/24/2023	2,800,735
Betaworks Ventures 3.0, LP	*,8,9	Venture Capital	01/24/2023	733,954
Boldstart Opportunities I L.P.	*	Venture Capital	04/17/2024	487,576
Boldstart Ventures II L.P.	*,9	Venture Capital	06/30/2024	5,719,900
Boldstart Ventures III L.P.	*	Venture Capital	04/17/2024	2,165,945
BuildOps, Inc. (222,285 preferred shares)	*,5	Venture Capital	09/27/2023	252,293
Charles River Partnership XIV, LP	*,6	Venture Capital	06/30/2023	74,182
Charles River Partnership XV, LP	*,6,9	Venture Capital	06/30/2023	1,670,761
Charles River Partnership XVI, LP	*,6,9	Venture Capital	06/30/2023	5,708,372
CNK Fund IV, L.P	*,8,9	Venture Capital	12/31/2023	10,278,769
CNK Seed Fund I, L.P	*,8,9	Venture Capital	12/31/2023	2,186,580
Columbia Capital Equity Partners VI (QP), L.P	*,8	Venture Capital	06/30/2023	290,830

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
North America (continued)
Columbia Capital Equity Partners VII (QP), L.P	*,8,9	Growth Equity	08/04/2023	$269,237
Columbia Spectrum Partners VI-A, L.P.	*,9	Venture Capital	09/10/2024	—
Contentful Global, Inc. (74,057 preferred shares)	*,5	Venture Capital	06/13/2023	970,147
Conversion Capital Fund II, LP	*,9	Venture Capital	09/30/2023	53,445
Craft Ventures Affiliates II, L.P	*	Venture Capital	06/30/2023	364,980
Craft Ventures Growth I, L.P	*,9	Venture Capital	06/30/2023	179,251
Craft Ventures III, L.P	*,9	Venture Capital	06/30/2023	178,181
Creatio Inc. (10,612 common shares)	*,5	Venture Capital	06/10/2024	1,086,173
Creatio Inc. (32,501 preferred shares)	*,5	Venture Capital	06/10/2024	3,326,585
Cube Planning Inc. (15,142 preferred shares)	*,5	Venture Capital	01/29/2024	78,137
Cyware Labs, Inc. (78,769 common shares)	*,5	Venture Capital	11/08/2023	887,553
DST Global IX, L.P	*,9	Venture Capital	10/01/2023	8,800,873
DST Global VI, L.P	*	Venture Capital	10/01/2023	5,846,103
DST Global VII, L.P	*,9	Venture Capital	10/01/2023	18,559,768
DST Global VIII, L.P	*,9	Venture Capital	10/01/2023	10,052,352
DST Investments XXI, L.P.	*	Venture Capital	10/01/2023	644,083
DSTG VII Investments-1, L.P.	*	Venture Capital	10/01/2023	610,328
DSTG VII Investments-4, L.P.	*	Venture Capital	10/01/2023	208,574
Duplocloud, Inc. (22,133 preferred shares)	*,5	Venture Capital	11/01/2023	196,333
Elephant Partners 2023 SPV-A, L.P	*	Venture Capital	05/19/2023	2,758,179
Elephant Partners I, L.P	*,9	Growth Equity	04/12/2024	676,545
Elephant Partners II, L.P	*,9	Growth Equity	04/12/2024	714,217
Elephant Partners III, L.P	*,9	Growth Equity	04/12/2024	594,540
Elephant Partners IV, L.P.	*,9	Growth Equity	04/12/2024	301,893
Felicis Ventures VI, L.P	*,8	Venture Capital	11/04/2022	19,839,163
Felicis Ventures VII, L.P	*,9	Venture Capital	11/04/2022	14,498,842
Fika Ventures — A, L.P.	*	Venture Capital	01/09/2024	251,682
Fika Ventures, L.P.	*	Venture Capital	06/27/2023	2,673,663
First-Party Time VI LLC	*	Growth Equity	07/02/2024	15,987,513
Five Elms III Apptegy CV, L.P	*,9	Growth Equity	12/20/2023	24,879,308
GlossGenius, Inc. (11,136 common shares)	*,5	Venture Capital	11/16/2023	282,909
Greenoaks Capital MS LP — Jenner II Series	*,9	Venture Capital	06/06/2024	23,081,920
Group 11 Fund VI, L.P.	*,9	Venture Capital	12/22/2023	2,035,851
Hildred Perennial Partners I, LP	*,9	Venture Capital	12/22/2023	4,351,254
Imaginary Venture Capital TR-1, L.P	*	Venture Capital	07/30/2024	13,288,750
Insight Partners Continuation Fund II, L.P	*,9	Growth Equity	03/31/2023	25,066,067
Integrity Growth Partners Fund II, L.P	*,9	Growth Equity	07/31/2024	—
K1X Co-Invest, LLC	*	Venture Capital	09/05/2024	3,215,998
Lightspeed Venture Partners Select II, L.P	*,6,9	Venture Capital	12/30/2022	808,532
Lightspeed Venture Partners Select IV, L.P.	*,6,9	Venture Capital	12/30/2022	1,750,397
Lightspeed Venture Partners X, L.P.	*,6,9	Venture Capital	12/30/2022	2,940,304
Lightspeed Venture Partners XI, L.P.	*,6,9	Venture Capital	12/30/2022	2,222,942
Lightspeed Venture Partners XII, L.P.	*,6,9	Venture Capital	12/30/2022	2,865,689

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
North America (continued)
Lightspeed Venture Partners XIII, L.P.	*,6,9	Venture Capital	12/30/2022	$1,945,362
Lightspeed W-I, LLC	*	Venture Capital	03/26/2024	18,736,847
Lux Ventures IV, L.P.	*	Venture Capital	06/30/2023	1,014,592
Maple 3 VC, L.P	*,9	Venture Capital	08/14/2024	356,023
Maple SPV-C2, LLC	*	Venture Capital	08/20/2024	1,068,510
March Capital Opportunity Fund II, L.P.	*	Venture Capital	09/30/2023	67,428
March Capital Partners Fund II, L.P.	*	Venture Capital	09/30/2023	58,163
Maroon Investors, L.P	*,9	Growth Equity	07/14/2023	9,132,791
Maven Clinic Co. (229,088 preferred shares)	*,5,9	Venture Capital	08/16/2024	4,070,642
NEA Secondary Opportunity Fund, L.P	*,9	Venture Capital	07/03/2024	10,047,776
Nexus Ventures VI, L.P	*,9	Venture Capital	08/28/2023	309,301
Orkila Growth Fund III, LP	*,6,9	Growth Equity	09/29/2023	3,182,687
Orkila Growth Fund IV, LP	*,6,9	Growth Equity	09/29/2023	—
Outreach Corporation (225,367 common shares)	*,5	Venture Capital	06/14/2023	1,802,939
Poplar DC Holdings, LP	*	Growth Equity	07/01/2024	38,384,429
Primary Select Fund II, L.P.	*	Venture Capital	04/28/2023	739,464
PVP SGSS I, LLC	*,9,10	Venture Capital	12/18/2023	5,349,602
PVP SGSS I-A, LLC	*,9,10	Venture Capital	12/18/2023	5,977,601
Rocket Fuel III LLC	*	Growth Equity	07/02/2024	15,459,699
Saronic Technologies, Inc. (292,889 common shares)	*,5	Venture Capital	07/23/2024	1,494,642
Sea Change IV LLC	*	Growth Equity	07/02/2024	2,142,266
SG VC Fund II, L.P	*	Venture Capital	12/05/2023	12,740,526
Shasta Ventures V, L.P.	*,9	Venture Capital	06/30/2024	6,654,681
Signal Peak Ventures III CIV-A, L.P	*	Venture Capital	09/30/2024	3,968,696
Signal Peak Ventures III, L.P	*,9	Venture Capital	09/30/2024	6,802,956
Silas-MBM LLC	*	Venture Capital	02/12/2024	1,465,370
Solutions By Text Holdco Inc. (268,109 common shares)	*,5	Venture Capital	05/16/2024	1,730,435
Space Exploration Technologies Corp. (89,863 common shares)	*,5	Venture Capital	04/26/2024	10,064,656
StepStone BSV VC 2024 LLC	*,10	Venture Capital	08/14/2024	9,424,347
Teamshares Inc. (17,142 preferred shares)	*,5	Venture Capital	09/27/2023	1,308,392
ThreatLocker, Inc. (425,493 preferred shares)	*,5	Venture Capital	04/08/2024	18,347,258
Thrive Capital Partners VIII Growth-B, LLC	*	Growth Equity	03/17/2023	15,125,317
Troy Capital Partners Exploration Fund 2024, LP	*	Venture Capital	09/16/2024	18,869,258
Vacation Inc. (1,061,681 preferred shares)	*,5	Venture Capital	02/12/2024	3,278,789
Valor M33 III L.P	*	Venture Capital	08/29/2024	4,971,550
Total North America				571,732,554

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Investments	Footnote	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
Rest of World — 0.5%
KiranaKart Pte. Ltd. (866 common shares)	*,5	Venture Capital	01/08/2024	$699,027
KiranaKart Pte. Ltd. (720 preferred shares)	*,5	Venture Capital	06/04/2024	532,884
Lyka Wellness Pty Ltd (7,809 preferred shares)	*,5,6	Venture Capital	05/02/2024	808,568
MGR-CloudWalk LLC	*	Venture Capital	09/12/2024	3,033,478
Total Rest of World				5,073,957
Total Secondary Investments (Cost $454,044,026)				582,405,495

Short-Term Investments — 4.2%
Fidelity Investments Money Market Government Portfolio — Class I, 4.83% (42,237,574 shares)	11,12			42,237,574
Total Short-Term Investments (Cost $42,237,574)				42,237,574

Total Investments — 85.4% (Cost $708,332,827)				$867,467,421
Other assets in excess of liabilities — 14.6%				148,034,309
Net Assets — 100.0%				$1,015,501,730

*    Investment is non-income producing.

1    Geographic region generally reflects the location of the investment manager.

2    Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.

3    Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted.

4    Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $825,229,847, or 81.4% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to sale was $19,474,096, $1,268,142, $29,433,949, $22,579,800, $8,900,000, $3,900,000, $778,806, $9,630,590, $1,431,302, $188,612, $1,361,273, $4,571,429, $4,360,115, $6,000,103, $4,746,562, $1,950,986, $10,416,248, $2,666,667, $12,226,575, $1,651,249, $2,224,814, $4,000,000, $1,758,416, $808,457, $48,477, $436,131, $10,753,236, $2,785,645, $2,536,280, $9,500,002, $2,190,000, $13,319,814, $2,272,587, $2,850,000, $5,852,957, $3,177,907, $4,556,179, $12,465,695, $12,699,000, $3,613,856, $6,400,000, $176,543, $13,714,662, $369,444, $432,377, $537,526, $2,723,400, $689,809, $5,221,432, $1,976,935, $825,000, $249,020, $3,724,925, $1,037,434, $229,865, $83,337, $768,773, $4,537,789, $1,871,043, $790,901, $237,985, $201,588, $0, $970,147, $45,522, $174,577, $72,412, $81,415, $1,086,173, $3,326,585, $57,947, $754,418, $7,985,334, $2,404,780, $8,001,685, $5,348,826, $281,117, $253,192, $58,052, $157,067, $2,762,710, $513,786, $563,549, $387,439, $251,255, $17,384,509, $13,114,974, $177,865, $1,580,718, $13,282,842, $18,274,583, $282,909, $23,164,166, $1,600,000, $3,278,074, $13,350,000, $18,050,000, $0, $3,215,998, $703,164, $1,092,376, $2,505,415, $1,844,812, $1,721,395, $1,422,630, $13,394,055, $615,724, $317,647, $1,068,510, $42,628, $34,781, $9,603,603, $4,070,642, $7,877,473, $108,202, $1,746,070, $3,383, $1,802,939, $38,384,429, $551,523, $4,218,932, $4,665,732, $13,233,408, $1,494,642, $1,799,925, $5,485,964, $5,331,379, $3,385,575, $4,950,265, $830,000, $1,730,435, $9,198,511, $7,287,586, $1,308,392, $15,946,754, $10,888,611, $18,869,258, $3,198,070, $4,750,660, $210,180, $214,543, $671,181 and $3,033,478, respectively, totaling $666,095,253.

5    The fair value of the investment was determined using significant unobservable inputs. Furthermore, the fair value of any Secondary Investment, Primary Investment Fund, or Primary Direct Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates). Please see the notes to the consolidated financial statements for further details regarding the valuation policy of the Fund.

6    All or a portion of this security is held by SPRING Cayman II LLC.

7    All or a portion of this security is held by SPRING I LLC — Series A.

8    All or a portion of this security is held by SPRING Cayman LLC.

9    Investment has been committed to but has not been fully funded. See Note 3.

10    Represents an affiliated security.

11    The audited financial statements of the fund can be found at sec.gov.

12    The rate reported is the 7-day effective yield at the period end.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments (continued) September 30, 2024 (unaudited)
Summary of Investments by Strategy (as a percentage of total investments)
Primary Direct Investments	27.5%
Primary Investment Funds	0.5%
Secondary Investments	67.1%
Short-Term Investments	4.9%
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Statement of Assets and Liabilities September 30, 2024 (unaudited)
Assets
Unaffiliated investments, at fair value (cost $692,112,100)	$846,667,394
Affiliated investments, at fair value (cost $16,220,727)	20,800,027
Cash	161,622,343
Cash held in escrow	102,745,402
Dividend and interest receivable	715,629
Due from Adviser	469,831
Prepaid expenses	130,817
Distributions receivable from investments	33,997
Total Assets	1,133,185,440

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(636,580)
Revolving credit facility less deferred debt issuance costs	(636,580)
Subscriptions received in advance	102,745,402
Incentive fees payable	11,117,310
Payable for share repurchases	1,717,956
Management fees payable	1,247,297
Payable for investments purchased	383,711
Professional fees payable	293,414
Revolving credit facility fees payable	168,583
Administration fees payable	134,058
Transfer agent fees payable	77,446
Officer’s and trustees’ fees payable	61,922
Deferred tax liability	11,608
Other accrued expenses	361,583
Total Liabilities	117,683,710

Commitments and contingencies (see Note 8)

Net Assets	$1,015,501,730

Composition of Net Assets:
Paid-in capital	$865,137,242
Total distributable earnings	150,364,488
Net Assets	$1,015,501,730

Class I:
Net Assets	$726,891,574
Outstanding Shares (unlimited number of shares authorized)	18,568,505
Net Asset Value Per Share	$39.15

Class D:
Net Assets	$8,337,270
Outstanding Shares (unlimited number of shares authorized)	214,220
Net Asset Value Per Share	$38.92

Class S:
Net Assets	$280,053,225
Outstanding Shares (unlimited number of shares authorized)	7,242,133
Net Asset Value Per Share	$38.67

Class T:
Net Assets	$219,661
Outstanding Shares (unlimited number of shares authorized)	5,681
Net Asset Value Per Share	$38.67

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2024 (unaudited)
Investment Income
Dividend income (net of taxes withheld of $0)	$2,846,594
Interest income	2,195,881
Total Investment Income	5,042,475

Expenses
Incentive fees	8,004,416
Management fees	5,707,108
Administration fees	647,574
Revolving credit facility fees	534,989
Professional fees	405,596
Transfer agent fees	156,618
Officer’s and trustees’ fees	100,274
Shareholder servicing fees (Class D)	4,063
Distribution and shareholder servicing fees (Class S)	666,952
Distribution and shareholder servicing fees (Class T)	259
Other expenses	256,760
Total Expenses	16,484,609
Adviser expense recoupment (reimbursement)	223,229
Net Expenses	16,707,838
Net Investment Income (Loss)	(11,665,363)

Net Realized and Unrealized Gain (Loss)
Net realized gain on distributions from unaffiliated investments	1,812,794
Net change in unrealized appreciation (depreciation) on unaffiliated investments	58,169,932
Net change in unrealized appreciation (depreciation) on affiliated investments	2,132,261
Net change in deferred income tax liability	(11,608)
Net Realized and Unrealized Gain (Loss)	62,103,379

Net Increase (Decrease) in Net Assets from Operations	$50,438,016

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
Change in Net Assets Resulting from Operations:
Net unaffiliated investment income (loss)	$(11,665,363)	$(12,246,776)
Net realized gain on distributions from unaffiliated investments	1,812,794	4,927,848
Net change in unrealized appreciation (depreciation) on unaffiliated investments	58,169,932	68,762,478
Net change in unrealized appreciation (depreciation) on affiliated investments	2,132,261	2,447,048
Net change in deferred income tax liability	(11,608)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	50,438,016	63,890,598

Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	250,866,217	193,234,285
Reinvestment of distributions	—	—
Repurchase of shares	(2,837,621)	(516,166)
Exchange of shares	100,705	108,765
Total Class I Transactions	248,129,301	192,826,884

Class D
Proceeds from shares issued	4,875,000	2,050,000
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	(232,516)	17,815
Total Class D Transactions	4,642,484	2,067,815

Class S
Proceeds from shares issued	207,731,802	58,938,930
Reinvestment of distributions	—	—
Repurchase of shares	(140,415)	—
Exchange of shares	204,186	(52,236)
Total Class S Transactions.	207,795,573	58,886,694

Class T
Proceeds from shares issued	170,000	142,375
Reinvestment of distributions	—	—
Repurchase of shares	—	—
Exchange of shares	(72,375)	(74,344)
Total Class T Transactions.	97,625	68,031

Change in Net Assets Resulting from Capital Share Transactions	460,664,983	253,849,424

Total Increase (Decrease) in Net Assets	511,102,999	317,740,022

Net Assets
Beginning of period	504,398,731	186,658,709
End of period	$1,015,501,730	$504,398,731

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (unaudited)
Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$50,438,016
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(392,235,258)
Sale of short-term investments, net	8,413,812
Proceeds from sales of investments	258,852
Distributions received from investments	7,591,482
Amortization of debt issuance costs	231,185
Net realized (gain) distributions from investments	(1,812,794)
Net change in unrealized (appreciation) depreciation on unaffiliated investments	(58,169,932)
Net change in unrealized (appreciation) depreciation on affiliated investments	(2,132,261)
Net change in deferred income tax liability	11,608
(Increase)/Decrease in Assets
Dividend and interest receivable	295,898
Due from Adviser	214,263
Prepaid expenses	(78,988)
Distributions receivable from investments	(33,997)
Increase/(Decrease) in Liabilities
Incentive fees payable	8,004,416
Management fees payable	604,495
Professional fees payable	101,642
Administration fees payable	53,095
Transfer agent fees payable	24,916
Officer’s and trustees’ fees payable	21,922
Other accrued expenses	211,892
Revolving credit facility fees payable	168,583
Net Cash Used in Operating Activities	(377,817,153)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of change in subscriptions received in advance	528,070,440
Repurchase of shares	(1,776,246)
Debt issuance costs	(103,858)
Net Cash Provided by Financing Activities	526,190,336

Net Increase in Cash and Cash Held in Escrow	148,373,183

Cash and Cash Held in Escrow
Beginning of period	115,994,562
End of period	$264,367,745

End of Period Balances
Cash	$161,622,343
Cash held in escrow	102,745,402
End of Period Balance	$264,367,745

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for commitment fees	$135,221
Stock distributions received in-kind from investments	$258,852

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Financial Highlights Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$36.71	$30.13	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.56)	(1.34)	(0.70)
Net realized and unrealized gain (loss)	3.00	7.92	5.83
Total from investment operations	2.44	6.58	5.13

Net Asset Value per share, end of period[2]	$39.15	$36.71	$30.13

Net Assets, end of period (in thousands)	$726,892	$439,238	$185,844

Ratios to average net assets[3]
Net investment income (loss)[4]	(1.85)%	(4.02)%	(1.74)%

Gross expenses[5]	3.13%	6.26%	6.18%
Adviser expense recoupment (reimbursement)[5]	0.07%	(0.14)%	(1.12)%
Management fees voluntarily waived[6]	—%	(0.20)%	(0.79)%
Net expenses[5]	3.20%	5.92%	4.27%

Total return[2,7,8]	6.65%	21.84%	20.52%

Portfolio turnover rate[9]	0.04%	0.19%	0.05%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	7,222

*    The Class commenced operations on November 1, 2022.

1    Per share data has been calculated using the average shares method.

2    The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3    Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

4    Net investment income (loss) ratios have been annualized for periods of less than twelve months and calculated including incentive fees, which are not annualized. If incentive fees were excluded, the ratios would have increased (decreased) by 1.07%, 3.63% and 2.90%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

5    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 1.07%, 3.63% and 2.90%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period March 31, 2023.

6    Expense ratios have been annualized for periods of less than twelve months.

7    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized.

8    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

9    Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

10    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Financial Highlights Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$36.51	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.58)	(1.52)	(0.19)
Net realized and unrealized gain (loss)	2.99	7.95	5.27
Total from investment operations	2.41	6.43	5.08

Net Asset Value per share, end of period[2]	$38.92	$36.51	$30.08

Net Assets, end of period (in thousands)	$8,337	$3,210	$754

Ratios to average net assets[3]
Net investment income (loss)[4]	(1.93)%	(4.51)%	(0.33)%

Gross expenses[5]	3.32%	6.53%	4.92%
Adviser expense recoupment (reimbursement)[5]	—%	0.04%	(0.75)%
Management fees voluntarily waived[6]	—%	(0.17)%	(0.88)%
Net expenses[5]	3.32%	6.40%	3.28%

Total return[2,7,8]	6.60%	21.38%	20.32%

Portfolio turnover rate[9]	0.04%	0.19%	0.05%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	7,222

*    The Class commenced operations on November 1, 2022.

1    Per share data has been calculated using the average shares method.

2    The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3    Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

4    Net investment income (loss) ratios have been annualized for periods of less than twelve months and calculated including incentive fees, which are not annualized. If incentive fees were excluded, the ratios would have increased (decreased) by 1.15%, 3.66% and 0.86%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

5    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 1.15%, 3.66% and 0.86%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

6    Expense ratios have been annualized for periods of less than twelve months.

7    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

8    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

9    Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

10    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Financial Highlights Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$36.41	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.70)	(2.12)	(0.83)
Net realized and unrealized gain (loss)	2.96	8.45	5.91
Total from investment operations	2.26	6.33	5.08

Net Asset Value per share, end of period[2]	$38.67	$36.41	$30.08

Net Assets, end of period (in thousands)	$280,053	$61,841	$30

Ratios to average net assets[3]
Net investment income (loss)[4]	(2.66)%	(5.99)%	(2.49)%

Gross expenses[5]	3.90%	8.01%	7.80%
Adviser expense recoupment (reimbursement)[5]	—%	—%	(2.09)%
Management fees voluntarily waived[6]	—%	(0.01)%	(0.78)%
Net expenses[5]	3.90%	8.00%	4.94%

Total return[2,7,8]	6.21%	21.04%	20.32%

Portfolio turnover rate[9]	0.04%	0.19%	0.05%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	7,222

*    The Class commenced operations on November 1, 2022.

1    Per share data has been calculated using the average shares method.

2    The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3    Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

4    Net investment income (loss) ratios have been annualized for periods of less than twelve months and calculated including incentive fees, which are not annualized. If incentive fees were excluded, the ratios would have increased (decreased) by 1.03%, 4.11% and 3.14%, respectively, for the six months ended September 30, 2024, fiscal year March 31, 2024 and period ended March 31, 2023.

5    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 1.03%, 4.11% and 3.14%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

6    Expense ratios have been annualized for periods of less than twelve months.

7    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

8    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

9    Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

10    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Consolidated Financial Highlights Class T

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$36.41	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.73)	(1.47)	(0.83)
Net realized and unrealized gain (loss)	2.99	7.80	5.91
Total from investment operations	2.26	6.33	5.08

Net Asset Value per share, end of period[2]	$38.67	$36.41	$30.08

Net Assets, end of period (in thousands)	$220	$109	$30

Ratios to average net assets[3]
Net investment income (loss)[4]	(2.68)%	(4.43)%	(2.49)%

Gross expenses[5]	3.51%	7.13%	7.80%
Adviser expense recoupment (reimbursement)[5]	0.58%	(0.48)%	(2.09)%
Management fees voluntarily waived[6]	—%	(0.23)%	(0.78)%
Net expenses[5]	4.09%	6.42%	4.94%

Total return[2,7,8]	6.21%	21.04%	20.32%

Portfolio turnover rate[9]	0.04%	0.19%	0.05%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	7,222

*    The Class commenced operations on November 1, 2022.

1    Per share data has been calculated using the average shares method.

2    The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3    Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

4    Net investment income (loss) ratios have been annualized for periods of less than twelve months and calculated including incentive fees, which are not annualized. If incentive fees were excluded, the ratios would have increased (decreased) by 1.19%, 3.16% and 3.14%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

5    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 1.19%, 3.16% and 3.14%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

6    Expense ratios have been annualized for periods of less than twelve months.

7    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

8    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

9    Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

10    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

The accompanying notes are an integral part of these consolidated financial statements

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2024 (unaudited)
1. Organization

StepStone Private Venture and Growth Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on March 4, 2022 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund is offered to investors who are qualified clients within the meaning of Rule 205-3 under the Investment Advisers Act of 1940 and are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on November 1, 2022 (“Commencement of Operations”).

The Fund offers Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted on a monthly basis at the then-current-month net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation by investing in venture capital and growth equity assets, along with other private assets, (“Private Market Assets”) focused on the innovation economy, the most dynamic companies, technologies and sectors identified by StepStone as benefiting from attractive secular trends.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

As provided under ASC Topic 946 and Regulation S-X, the Fund will generally not consolidate its investment in a company other than an investment company subsidiary or a controlled operating company whose business consists of providing services to the Fund. Accordingly, the Fund has consolidated the results of the Fund’s direct wholly-owned subsidiaries including: SPRING I LLC (Series A and Series B), a Delaware limited liability company, as well as SPRING Cayman LLC and SPRING Cayman II LLC (together, “SPRING Cayman”), which are limited liability companies registered in the Cayman Islands. The effects of all intercompany transactions between the Fund and its wholly-owned subsidiaries have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on the last day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC 820, Fair Value Measurements (“ASC 820”). The Board has adopted valuation policies (“Valuation Policies”) and has appointed a valuation committee (“Valuation Committee”) made up of voting members from the Adviser to manage the valuation process of the Fund. The Valuation Committee utilizes the resources and personnel of the Adviser, the Sub-Adviser and the Fund’s sub-administrator in carrying out its responsibilities. The Board must determine fair value in good faith for all Fund investments and has chosen to designate the Adviser to perform the fair value determinations.

Purchases of investments are recorded as of the first day of legal ownership of an investment and redemptions from investments are recorded as of the last day of legal ownership. Investments held by the Fund in Private Market Assets may include secondary purchases of existing investments in (i) individual operating companies or assets and (ii) private investment funds (together, “Secondary Investments”), investments in newly established private funds (“Primary Investment Funds”) and investments in individual operating companies (“Primary Direct Investments”). These types of investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Policies at each Determination Date. The Valuation Policies require evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment of a private investment fund or a Primary Investment Fund is based on the net asset value of the investment reported by its investment manager (“Investment Manager”). If the Adviser determines that the most recent net asset value reported by the Investment Manager does not represent fair value or if the Investment Manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policies. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such investment at the net asset value last reported by its Investment Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and performance/incentive fees (carried interest) payable pursuant to the respective organizational documents of each investment fund.

In assessing the fair value of the Fund’s Primary Direct Investments and Secondary Investments in individual operating companies or assets in accordance with the Valuation Policies, on a case by case basis, the Adviser either applies the net asset value reported by the Investment Manager or a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of a Primary Direct Investment or Secondary Investment in an individual operating company or assets: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Short-term investments are highly liquid instruments with low risk of loss and recorded at NAV per share, which approximates fair value.

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s credit facilities. The aforementioned costs are amortized over each instrument’s term. Unamortized debt issuance costs are presented net against the outstanding revolving credit facility balance on the Consolidated Statement of Assets and Liabilities.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency translation represents: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and the net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations. As of September 30, 2024, the Fund held two Primary Direct Investments and two Secondary Investments denominated in foreign currencies.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investments, Primary Investment Funds and Primary Direct Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Secondary Investments, Primary Investment Funds or Primary Direct Investments. Excluding short-term investments, dividend income and interest income are recorded on a trade date and accrual basis. For short-term investments, dividend income from money market investments is accrued on a daily basis.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and expenses other than class-specific expenses are allocated pro-rata to Shares based upon net assets as of the end of the prior month plus capital transactions effective as of the beginning of the current month at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of Secondary Investments, Primary Investment Funds and Primary Direct Investments are included in the cost of the investment.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% capital gains each year. The Fund makes provisions to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the financial statements.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the 2023 tax year is subject to examination by the major tax jurisdictions under the statute of limitations.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

SPRING I LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent SPRING I LLC has a deferred tax asset, consideration is given to whether a valuation allowance is required.

The SPRING Cayman subsidiaries, wholly-owned by the Fund, are not subject to U.S. federal and state income taxes and are treated as entities disregarded as separate from their sole owner, the Fund, for U.S. federal income tax purposes.

Organizational and Offering Costs

During the period from Inception through the Commencement of Operations, the Fund incurred organizational costs of $0.1 million. The organizational costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Organizational costs consist primarily of costs to establish the Fund and enable it to legally conduct business. The Fund expensed organizational costs as incurred.

During the period from Inception through the Commencement of Operations, the Fund incurred offering costs of $0.3 million. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method. Offering costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status. Ongoing offering costs will be expensed as incurred.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
2. Summary of Significant Accounting Policies (continued)

Cash

Cash includes monies on deposit with UMB Bank N.A. (”UMB Bank”), the Fund’s custodian, and investments in UMB Bank demand deposits. Bank demand deposits are short-term interest-bearing accounts to provide liquidity pending investment in Private Market Assets. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash held by UMB Bank on the Fund’s behalf.

Cash Held in Escrow

Cash held in escrow represents restricted monies received in advance of the effective date of a Shareholder’s subscription. The monies are on deposit with UMB Bank, under the authorization of UMB Fund Services, Inc. (the Fund’s transfer agent, as described in Note 5) and are released from escrow upon the determination of NAV as of the effective date of the subscription. The liability for subscriptions received in advance is included in the Consolidated Statement of Assets and Liabilities.

New Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Fund does not expect this guidance to materially impact its consolidated financial statements.

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the method by which we will adopt the new standard. The Fund does not expect this guidance to materially impact its consolidated financial statements.

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
3. Fair Value Measurements (continued)

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments are excluded from the fair value hierarchy as they are valued using a practical expedient. These investments are fair valued using NAV, or by adjusting the most recently available NAV for cash flows.

As such, investments in securities with a fair value of $623.2 million are excluded from the fair value hierarchy as of September 30, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2024:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Primary Direct Investments	$—	$—	$144,260,838	$94,099,343	$238,360,181
Primary Investment Funds	—	—	—	4,464,171	4,464,171
Secondary Investments	—	—	57,763,498	524,641,997	582,405,495
Short-Term Investments	42,237,574	—	—	—	42,237,574
Total Investments	$42,237,574	$—	$202,024,336	$623,205,511	$867,467,421

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Primary Direct Investments	Secondary Investments	Total Investments
Balance as of March 31, 2024	$57,001,852	$8,930,569	$65,932,421
Transfers into Level 3	—	—	—
Purchases	71,489,254	43,349,279	114,838,533
Distributions from Investments	(4,150,000)	—	(4,150,000)
Net Realized Gain (Loss)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	22,109,732	5,483,653	27,593,385
Transfers out of Level 3	(2,190,001)	—	(2,190,001)
Balance as of September 30, 2024	$144,260,837	$57,763,501	$202,024,338
Net Change in Unrealized Appreciation (Depreciation) on Investments Held at the End of the Reporting Period	$22,109,732	$5,483,653	$27,593,385

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
3. Fair Value Measurements (continued)

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

Investment Type	Fair Value as of September 30, 2024	Valuation Technique(s)	Unobservable Input	Single Input or Range of Inputs	Weighted Average of Input(1)	Impact to Valuation from an Increase in Input(2)
Primary Direct Investments	$15,221,947	Recent transaction	Recent transaction price	N/A	N/A	Increase
Primary Direct Investments	$129,038,890	Recent financing	Recent round of financing	N/A	N/A	Increase
Secondary Investments	$33,735,870	Recent transaction	Recent transaction price	N/A	N/A	Increase
Secondary Investments	$20,748,842	Recent financing	Recent round of financing	N/A	N/A	Increase
Secondary Investments	$3,278,789	Market comparable companies	Enterprise value to revenue multiple	3.48x	N/A	Increase

(1) Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

A listing of the Private Market Assets types held by the Fund and the related attributes, as of September 30, 2024, are shown in the table below:

Investment Type	Investment Strategy	Fair Value	Unfunded Commitments
Primary Direct Investments	Investments in operating companies	$238,360,181	$15,029,896
Primary Investment Funds	Investments in newly established private funds	$4,464,171	$5,122,092
Secondary Investments	Investments in existing private investment funds or operating companies that are typically acquired in privately negotiated transactions	$582,405,495	$95,283,346

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.50% on an annualized basis of the Fund’s net assets. The Management Fee is computed monthly and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee. For the six months ended September 30, 2024, the Adviser earned $5.7 million in Management Fees of which $1.2 million was payable as of September 30, 2024.

At the end of each calendar month, the Adviser is entitled to accrue an incentive fee (“Incentive Fee”) in an amount equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant month over (ii) the then balance, if any, of the loss recovery account. The Incentive Fee is incorporated in the Fund’s monthly NAV and paid annually at

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
4. Investment Adviser and Transactions with Affiliates (continued)

the end of the calendar year to the Adviser to the extent it is earned. The Adviser pays 60% of the Incentive Fee to the Sub-Adviser each year. For the six months ended September 30, 2024, the Adviser accrued $8.0 million in Incentive Fees and $11.1 million was payable as of September 30, 2024.

For the purposes of the Incentive Fee, net profits (“Net Profits”) means the amount by which the NAV of the Fund on the last day of the relevant month exceeds the NAV of the Fund as of the beginning of the same month, including any net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, expenses (including offering and organizational expenses) and excluding Shareholder subscriptions and repurchases. The Fund maintains a memorandum account (“Loss Recovery Account”) which had an initial balance of zero and is increased upon the close of each calendar month by the amount of the net losses of the Fund for the month and decreased (but not below zero) upon the close of each calendar month by the amount of the Net Profits of the Fund for the month. The Loss Recovery Account takes into account the Fund’s performance since inception and is also referred to as a life-to-date high-water mark. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings in the Fund. As of September 30, 2024, the balance in the Loss Recovery Account was $0.

The Adviser entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof (“Limitation Period”). The Adviser may extend the Limitation Period for a period of one year on an annual basis. On August 28, 2024, the Board approved the extension of the Limitation Period through September 30, 2025. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate monthly ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund during the Limitation Period to an amount not to exceed 0.50% for Class I Shares and 1.00% for Class D, S and T Shares, on an annualized basis, of the Fund’s month-end net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) Acquired Fund Fees; (iii) the Incentive Fee; (iv) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Private Market Assets and other investments; (v) interest payments incurred on borrowing by the Fund; (vi) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vii) distribution and shareholder servicing fees, as applicable; (viii) taxes; and (ix) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence.

If the Fund’s aggregate monthly ordinary operating expenses, in respect of any class of Shares for any month, exceeds the Expense Cap applicable to that class of Shares, the Adviser will waive its Management Fee, Incentive Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee and/or Incentive Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary operating expenses have fallen to a level below the relevant Expense Cap and the recouped amount does not raise the level of ordinary operating expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

Aggregate expenses exceeding the Expense Cap and eligible for recoupment under the Expense Limitation and Reimbursement Agreement from Inception through September 30, 2024 totaled $1.1 million across all share classes. For the six months ended September 30, 2024, $0.2 million was recouped. As of September 30, 2024, the gross Due from Adviser was $0.9 million and gross Due to Adviser was $0.4 million, the net of which is recorded on the Consolidated Statement of Assets and Liabilities as a Due from Adviser of $0.5 million. Expenses paid by the Adviser primarily include the Fund’s initial upfront fee on the revolving credit facility, as well as organizational and offering expenses incurred from Inception through Commencement of Operations.

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (“Administration Fee”) equal to 1/12th

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
4. Investment Adviser and Transactions with Affiliates (continued)

of an applicable annual fee in an amount up to 0.23%, based upon the Fund’s net assets as of each month-end, payable monthly in arrears. For the six months ended September 30, 2024, the Administrator earned $0.6 million in Administration Fees of which $0.1 million was payable as of September 30, 2024.

Under Section 2(a)(3) of the Investment Company Act, an investment is considered “affiliated” with the Fund if the Fund owns five percent or more of such investment’s outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following investments as of September 30, 2024:

Affiliated Investment	Balance as of March 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2024	Affiliated Income
PVP SGSS I-A, LLC	$5,979,155	$—	$—	$—	$(1,554)	$5,977,601	$—
PVP SGSS I, LLC	5,352,548	—	—	—	(2,946)	5,349,602	—
StepStone BSV VC 2024 LLC	—	7,287,586	—	—	2,136,761	9,424,347	—
StepStone VC PVP Follow-On, LLC	—	48,477	—	—	—	48,477	—
	$11,331,703	$7,336,063	$—	$—	$2,132,261	$20,800,027	$—

5. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the “Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based on the value of the net assets of the Fund as of the close of business on each business day, subject to an annual minimum.

UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s domestic assets. Foreign assets are held by sub-custodians. For the six months ended September 30, 2024, the Custodian earned $43,031 in custody fees of which $12,001 was payable as of September 30, 2024.

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended September 30, 2024, the Transfer Agent earned $0.2 million in transfer agent fees of which $0.1 million was payable as of September 30, 2024.

6. Distribution and Shareholder Servicing Plan

UMB Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the Investment Company Act. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain Registered Investment Advisers and other financial intermediaries to effect the distribution of Shares of the Fund. The Fund pays a monthly distribution and shareholder servicing fee out of the net assets of Class S Shares and Class T Shares at the annual rate of 0.85% of the aggregate NAV of each Class S Shares and Class T Shares. The Fund pays a monthly shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are calculated as of the last day of each calendar month (including net assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended September 30, 2024, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)

7. Revolving Credit Facility

Effective February 6, 2023, the Fund entered into a revolving credit agreement (“Credit Facility”), as amended from time to time, with Texas Capital Bank allowing the Fund to borrow up to $70.0 million (“Commitment”) from a syndicate of lenders. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions. Borrowings on the Credit Facility are collateralized by all assets of the Fund. The Commitment termination date is February 6, 2026. Pursuant to an amendment to the credit agreement dated as of February 29, 2024, the aggregate Commitment was increased on a temporary basis by $30.0 million to $100.0 million. The $30.0 million temporary increase in Commitment ends effective May 29, 2024. Pursuant to an amendment to the credit agreement dated as of May 29, 2024, the aggregate Commitment was increased by $15.0 million to $85.0 million.

When borrowing on the Credit Facility, the Fund can select a “Base Rate Borrowing” or “Term SOFR Borrowing” (each a “Loan Type”). The interest rate associated with each Loan Type will be determined at the time of such borrowing and is comprised of a reference rate plus an applicable margin of 2.50% for Base Rate Borrowings or 3.50% for Term SOFR Borrowings. The Credit Facility has an unused fee of 0.40% per annum on the average daily unused balance when the current outstanding balance equals or exceeds 25% of the maximum principal amount available and 0.60% per annum otherwise. In conjunction with the Credit Facility, the Fund incurred an upfront fee of 0.40% which is being amortized in the Consolidated Statement of Operations over the three-year term of the Credit Facility. For the six months ended September 30, 2024, expenses incurred by the Fund related to the Credit Facility were $0.5 million. During the six months ended September 30, 2024, there were no short-term borrowings and the Fund had no outstanding principal on the Credit Facility as of September 30, 2024. The Credit Facility matures on February 6, 2026, unless sooner terminated in accordance with its terms.

8. Commitments and Contingencies

As of September 30, 2024, the Fund has contractual unfunded commitments to provide additional funding of $115.1 million to certain investments.

Contingencies associated with the Expense Limitation and Reimbursement Agreement are discussed in Note 4.

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

9. Capital Share Transactions

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
9. Capital Share Transactions (continued)

The following table summarizes the Capital Share transactions for the six months ended September 30, 2024 and the fiscal year ended March 31, 2024:
	For the Six Months Ended September 30, 2024 (unaudited)		For the Year Ended March 31, 2024
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	6,676,108	$250,866,217	5,807,404	$193,234,285
Reinvestment of distributions	—	—	—	—
Repurchase of shares	(73,724)	(2,837,621)	(14,118)	(516,166)
Exchange of shares	2,509	100,705	3,215	108,765
Net increase (decrease)	6,604,893	$248,129,301	5,796,501	$192,826,884

Class D
Proceeds from shares issued	132,527	$4,875,000	62,190	$2,050,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	(6,230)	(232,516)	660	17,815
Net increase (decrease)	126,297	$4,642,484	62,850	$2,067,815

Class S
Proceeds from shares issued	5,541,619	$207,731,802	1,699,031	$58,938,930
Reinvestment of distributions	—	—	—	—
Repurchase of shares	(3,741)	(140,415)	—	—
Exchange of shares	5,714	204,186	(1,491)	(52,236)
Net increase (decrease)	5,543,592	$207,795,573	1,697,540	$58,886,694

Class T
Proceeds from shares issued	4,681	$170,000	4,397	$142,375
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	(1,996)	(72,375)	(2,401)	(74,344)
Net increase (decrease)	2,685	$97,625	1,996	$68,031

The Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 2.50% of the Fund’s outstanding Shares each quarter. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.00% of the NAV of the Shares repurchased by the Fund. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)

10. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45-day period.

11. Investment Transactions

For the six months ended September 30, 2024, purchases of investments, excluding short term investments, were $392.6 million. For the six months ended September 30, 2024, total proceeds received from investments that represented return of capital distributions were $6.0 million. For the six months ended September 30, 2024, total distribution proceeds from sale, redemption, or other disposition of investments amounted to $0.3 million.

12. Tax Information

The Fund has temporary differences primarily due to timing of the amortization of organizational costs, differences between book and tax treatment of partnership and qualified late-year loss deferrals.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to the write-off of net operating losses and reclassification of income from controlled foreign corporations. For the tax year ended September 30, 2024, permanent book to tax accounting differences of $9.2 million resulting primarily from net operating losses. The permanent book to tax difference has been reclassified from paid-in capital to distributable earnings and have no effect on net assets or net asset value per share.

For the tax year ended September 30, 2024, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$—
Accumulated capital and other losses	(17,082,716)
Undistributed long-term capital gains	3,970,409
Amortization of organizational costs	(61,999)
Net tax appreciation (depreciation)	163,538,794
Total distributable earnings	$150,364,488

The Fund made no Subchapter M distributions for the fiscal years ended 2024 and 2023, as there was no taxable net investment income or capital gains.

As of the tax year ended September 30, 2024, the Fund’s deferred, on a tax basis, qualified late year losses are as follows:

Ordinary income	$17,082,716
Net capital	$—

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements (continued) September 30, 2024 (unaudited)
12. Tax Information (continued)

As of the tax year ended September 30, 2024, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investment based on cost are as follows:

Gross unrealized appreciation	$164,310,946
Gross unrealized depreciation	(772,152)
Net unrealized appreciation on investments	$163,538,794
Tax cost of investments	$703,928,626

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

SPRING I LLC recorded a deferred provision for income tax expense of $11,608 for the six months ended September 30, 2024. The deferred income tax is computed by applying the federal statutory income tax rate of 21.0% and estimated applicable state tax statutory rate of 2.5% to net investment income realized and unrealized gains (losses) on investments before taxes. As of September 30, 2024, SPRING I LLC has a deferred tax liability of $11,608.

In accounting for income taxes, the Fund follows the guidance in ASC 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of September 30, 2024 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the six months ended September 30, 2024, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2024.

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

14. Subsequent Events

Effective October 1, 2024 and November 1, 2024, there were additional subscriptions into the Fund in the amounts of $112.1 million and $97.3 million, respectively.

On October 18, 2024, the Fund commenced a repurchase offer with a valuation date of December 31, 2024.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet or may be of such a nature that disclosure will keep the financial statements from being misleading. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Venture and Growth Fund
Other Information September 30, 2024 (unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser and Administrator
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, North Carolina 28202
www.stepstonepw.com

Investment Sub-Adviser
StepStone Group LP
4225 Executive Square, Suite 1600
La Jolla, California 92037

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, Wisconsin 53212-3949

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, New York 10001

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)    Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)    Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)    Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)    Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)          Not applicable for semi-annual report.

(a)(2)          Not applicable.

(a)(3)          Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Venture and Growth Fund
By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)
Date	December 5, 2024
By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)
Date	December 5, 2024

____________

*        Print the name and title of each signing officer under his or her signature.